Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Asset Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment charge, included in restructuring charges	$ 210	[1]
Long-lived assets held-for-sale	139	[1],[2]
Fair value inputs Level 1 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	0	[1],[2]
Fair value inputs Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	139	[1],[2]
Fair value inputs Level 3 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	$ 0	[1],[2]

[1]	Reflects property, plant and equipment and other long-lived held-for-sale assets written down to their fair value of $139 million, less costs to sell of $3 million (a net of $136 million), in 2012. The impairment charges of $210 million are included in Restructuring charges and certain acquisition-related costs. Fair value is determined primarily using a market approach, with various inputs, such as recent sales transactions.
[2]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value.